PREPAID EXPENSES AND DEPOSITS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND DEPOSITS

5. PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expenses to vendors of $31,203 (December 31, 2022 - $6,932), prepaid business insurance of $13,097(December 31, 2022 - $11,299) and security deposits of $12,000 (December 31, 2022 - $12,000).

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)